Schedule of accounts receivable, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 2,617,164	$ 1,349,808
Less: allowance for credit losses
Accounts receivable, net	$ 2,617,164	$ 1,349,808